Income Taxes - Deferred Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current and deferred federal tax expense (benefit)
Current expense	$ 1,744	$ 378	$ 256
Deferred (benefit) expense	(342)	1,474	673
Total income tax expense	$ 1,402	$ 1,852	$ 929